Cover	May 21, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 21, 2024
Entity File Number	000-56290
Entity Registrant Name	KeyStar Corp
Entity Central Index Key	0001832161
Entity Tax Identification Number	85-0738656
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	1645 Pine Tree Ln
Entity Address, Address Line Two	Suite
Entity Address, City or Town	Sarasota
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	34236
City Area Code	(866)
Local Phone Number	783-9435
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false